Document and Entity Information	Jun. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-42542
Entity Registrant Name	AMRIZE LTD
Entity Central Index Key	0002035989
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-1807904
Entity Address, Address Line One	Grafenauweg 8
Entity Address, City or Town	Zug
Entity Address, Country	CH
Entity Address, Postal Zip Code	6300
City Area Code	41 41
Local Phone Number	562 34 90
Title of 12(b) Security	Ordinary Shares, par value $0.01
Trading Symbol	AMRZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false